Virtus Balanced Fund, Virtus Growth & Income Fund,

Virtus Strategic Growth Fund and Virtus Tactical Allocation Fund,

each a series of Virtus Equity Trust

Supplement dated September 30, 2011 to the

Summary Prospectuses and Statutory Prospectus, each dated July 31, 2011

IMPORTANT NOTICE TO INVESTORS

Virtus Balanced Fund, Virtus Growth & Income Fund and Virtus Tactical Allocation Fund

As approved by the Board of Trustees of Virtus Equity Trust, effective September 30, 2011, Euclid Advisors LLC (“Euclid”) became the investment subadviser for the above-named funds, all or portions of which were previously managed directly by Virtus Investment Advisers, Inc. (“VIA”), the funds’ investment adviser. The portfolio managers at VIA responsible for the funds will continue to manage the funds on behalf of Euclid.

VIA will continue to be the funds’ investment adviser. No changes to the funds’ principal investment strategies are being made. Also, the fees and expenses paid by the funds remain unchanged.

Each fund’s summary and statutory prospectuses are hereby revised as described below.

•

For Virtus Balanced Fund and Virtus Tactical Allocation Fund, the description of the adviser and subadviser under “Management” in each fund’s summary prospectus and in the respective summary section of the funds’ statutory prospectus is revised to read: “The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”). The fund’s subadvisers are Euclid Advisors LLC (“Euclid”) (equity portion) and Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion), each an affiliate of VIA.” The first subheading “Portfolio Managers” and the description of Mr. Dickerson and Mr. Neel are removed and the following is added under the second subheading “Portfolio Managers:”

David Dickerson, Managing Director at Euclid, is a manager of the equity portion of the fund. Mr. Dickerson has been Portfolio Manager since 2009.

Carlton Neel, Senior Managing Director at Euclid, is a manager of the equity portion of the fund. Mr. Neel has been Portfolio Manager since 2009.

•

For Virtus Growth & Income Fund, the description of the adviser under “Management” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is revised to add: “The fund’s subadviser is Euclid Advisors LLC (“Euclid”), an affiliate of VIA.” The description of Mr. Neel is replaced with the following: “Carlton Neel, Senior Managing Director at Euclid, is a manager of the fund. Mr. Neel has been Portfolio Manager since 2009.” The description of Mr. Dickerson is replaced with the following: “David Dickerson, Managing Director at Euclid, is a manager of the fund. Mr. Dickerson has been Portfolio Manager since 2009.”

•	The second sentence in the second paragraph under “The Adviser” on page 62 is hereby deleted.

•	The table showing subadvisers under “The Adviser” on page 62 is amended by adding or revising the following rows:

Virtus Balanced Fund	Euclid Advisors LLC (“Euclid”) (equity portion) and Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion)
Virtus Growth & Income Fund	Euclid
Virtus Tactical Allocation Fund	Euclid (equity portion) and Newfleet (fixed income portion)

•	The following is added under “The Subadvisers” on page 63:

Euclid, an affiliate of VIA, is located at 900 Third Avenue, New York, NY 10022. As of September 30, 2011, Euclid had approximately $3.7 billion in assets under management.

•	The table showing subadvisory fees for each of the funds under “Management of the Funds” on page 64 is amended by adding the following rows:

Virtus Balanced Fund	To Euclid: 50% of net investment management fee (equity portion) To Newfleet: 50% of net investment management fee (fixed income portion)
Virtus Growth & Income Fund	50% of net investment management fee
Virtus Tactical Allocation Fund	To Euclid: 50% of net investment management fee (equity portion) To Newfleet: 50% of net investment management fee (fixed income portion)

•

The following sentence is added to the paragraph after the table showing subadvisory fees under “Management of the Funds” on page 64: “With respect to the Virtus Balanced Fund, Virtus Growth & Income Fund and Virtus Tactical Allocation Fund, the basis for the Board of Trustees approving the subadvisory agreement with Euclid is expected to be available in the funds’ 2011 semiannual report, covering the period April 1, 2011 through September 30, 2011.”

•

The table and narrative under “VIA” on page 67 regarding portfolio managers is hereby deleted. The following disclosure is inserted on page 64 immediately preceding the information about portfolio managers of Harris.

Euclid

Virtus Balanced Fund (equity portion only)	Carlton Neel David Dickerson (both since 2009)
Virtus Growth & Income Fund	Carlton Neel David Dickerson (both since 2009)
Virtus Tactical Allocation Fund (equity portion only)	Carlton Neel David Dickerson (both since 2009)

David Dickerson. Mr. Dickerson is Managing Director of Euclid and Senior Vice President of Zweig Advisers, LLC (“Zweig”). He also serves as portfolio manager of the Virtus Alternatives Diversifier Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Dickerson was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1993 until July 2002, Mr. Dickerson served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.

Carlton Neel. Mr. Neel is Senior Managing Director of Euclid and Senior Vice President of Zweig. He also serves as portfolio manager of the Virtus Alternatives Diversifier Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Neel was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1995 until July 2002, Mr. Neel served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.

Virtus Strategic Growth Fund

As approved by the Board of Trustees of Virtus Equity Trust, effective September 30, 2011, Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) became the investment subadviser for the Virtus Strategic Growth Fund, which was previously subadvised by Newfleet Asset Management, LLC (formerly SCM Advisors, LLC) (“Newfleet”). The portfolio manager at Newfleet responsible for the fund will continue to manage the fund on behalf of Kayne.

VIA will continue to be the fund’s investment adviser. No changes to the fund’s principal investment strategies are being made. Also, the fees and expenses paid by the fund remain unchanged.

The fund’s summary and statutory prospectuses are hereby revised as described below.

•

The description of the adviser and subadviser under “Management” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is revised to read: “The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”). The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), an affiliate of VIA (since September 2011).”

•

The description of Mr. Couden under “Portfolio Manager” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is replaced with the following: “Douglas Couden, CFA, Portfolio Manager and Senior Analyst at Kayne, is the manager of the fund. Mr. Couden has been Portfolio Manager since 2005.”

•	The table showing subadvisers for each of the funds under “Management of the Funds” on page 62 is amended by revising the row applicable to the fund as follows:

Virtus Strategic Growth Fund	Kayne

•

The following sentence is added to the paragraph after the table showing subadvisory fees: “With respect to the Virtus Strategic Growth Fund, the basis for the Board of Trustees approving the subadvisory agreement with Kayne is expected to be available in the fund’s 2011 semiannual report, covering the period April 1, 2011 through September 30, 2011.”

•

The information about Mr. Couden in the table under “Newfleet” on page 66 is moved to appear under “Kayne” on page 65. The biographical information for Mr. Couden under “Newfleet” is removed and the following is inserted under “Kayne.”

Douglas Couden, CFA, manages the Strategic Growth Fund and is primarily responsible for the day-to-day management of the fund’s portfolio. Mr. Couden has served on the fund’s portfolio management team since 2005. Mr. Couden is Portfolio Manager and Senior Analyst at Kayne (since September 2011). Previously, he was Senior Portfolio Manager and Director of Equities at Newfleet, an affiliate of Kayne. Prior to joining Newfleet in 1996, he was a business analyst with PaineWebber, Inc. Mr. Couden has 17 years of investment experience.

Investors should retain this supplement with the Summary Prospectus and the Statutory Prospectus for future reference.

VET 8019/Euclid&NewfleetChanges (9/2011)

Virtus Balanced Fund, Virtus Growth & Income Fund,

Virtus Strategic Growth Fund and Virtus Tactical Allocation Fund,

each a series of Virtus Equity Trust

Supplement dated September 30, 2011 to the

Statement of Additional Information (“SAI”) dated July 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

As approved by the Board of Trustees of Virtus Equity Trust, effective September 30, 2011, Euclid Advisors LLC (“Euclid”) became the investment subadviser for the Virtus Balanced Fund, Virtus Growth & Income Fund and Virtus Tactical Allocation Fund, all or portions of which were previously managed directly by Virtus Investment Advisers, Inc. (“VIA”), the funds’ investment adviser. The portfolio managers at VIA responsible for the funds will continue to manage the funds on behalf of Euclid.

Also as approved by the Board of Trustees of Virtus Equity Trust, effective September 30, 2011, Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) became the investment subadviser for the Virtus Strategic Growth Fund, which was previously subadvised by Newfleet Asset Management, LLC (formerly SCM Advisors, LLC) (“Newfleet”). The portfolio manager at Newfleet responsible for the fund will continue to manage the fund on behalf of Kayne.

VIA will continue to be the funds’ investment adviser. No changes to the funds’ principal investment strategies are being made. Also, the fees and expenses paid by the funds remain unchanged.

The SAI is hereby revised as described below.

•	The following row is added to the “Non-Public Holdings Information” table on page 39:

Subadviser (Balanced Fund, Growth & Income Fund and Tactical Allocation Fund)	Euclid Advisors LLC	Daily, with no delay

Also, the Strategic Growth Fund is added to the row describing arrangements with Kayne Anderson Rudnick Investment Management, LLC as subadviser.

•	The following disclosure is added under “The Subadvisers” on page 42:

Euclid Advisors LLC (“Euclid”)

Euclid, an affiliate of VIA, is the subadviser to the Balanced Fund (equity portion), Growth & Income Fund and Tactical Allocation Fund (equity portion) and its offices are located at 900 Third Avenue, New York, NY 10022 and 100 Pearl Street, Hartford, CT 06103. Euclid acts as subadviser to mutual funds. As of September 30, 2011, Euclid had approximately $3.7 billion in assets under management.

The Subadvisory Agreement provides that the adviser, VIA, will delegate to Euclid the performance of certain of its investment management services under the Investment Advisory Agreement with respect to each of the funds. Euclid will furnish at its own expense the office facilities and personnel necessary to perform such services.

For its services as subadviser, VIA pays Euclid a fee at the rate of 50% of the net investment management fee (equity only) paid by Balanced Fund and Tactical Allocation Fund and 50% of the net investment management fee paid by Growth & Income Fund.

Additionally, under the subheading “Kayne,” the Strategic Growth Fund is added to the list of funds for which Kayne Anderson Rudnick Investment Management, LLC serves as subadviser.

•

The first subheading under “Portfolio Managers” on page 44 is revised to read: “Compensation of Portfolio Managers of Euclid (Subadviser to Balanced Fund (equity portion), Growth & Income Fund and Tactical Allocation Fund (equity portion)), Kayne (Subadviser to Mid-Cap Core Fund, Quality Large-Cap Value Fund, Quality Small-Cap Fund, Small-Cap Sustainable Growth Fund, Small-Cap Core Fund and Strategic Growth Fund), and Newfleet (Subadviser to Balanced Fund (fixed income portion) and Tactical Allocation Fund (fixed income portion)).

Investors should retain this supplement with the SAI for future reference.

VET 8019B/Euclid&KayneChanges (9/2011)